Cover	Jun. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002134692
Document Type	S-6
Entity Registrant Name	FT 13155
Document Period End Date	Jun. 26, 2025
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks current monthly income, with capital appreciation as a secondary objective. Under normal circumstances, the Trust will invest at least 80% of its assets in income-generating ETFs.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The portfolio consists of First Trust ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor. The Trust will invest in a diversified portfolio of income-generating Funds. The majority of the Funds in the portfolio seek to generate income through option overwrite strategies, which involve writing (i.e., selling) call options on an equity security or index to generate premium income. Such Funds will also generally invest in or have exposure to commodities, equities, fixed income securities, Master Limited Partnerships (“MLPs”), high-yield securities or investment grade securities. The portfolio also includes Funds that invest in dividend-paying companies tied to hard assets, such as real estate and natural resources.

The ETFs in the portfolio were selected based on a number of factors including, but not limited to, the size and liquidity of the ETFs (requiring a minimum market capitalization of $50,000,000), the current dividend yield of the ETFs (prioritizing ETFs with the highest dividend yields), a minimum of six months of trading history, and the quality and character of the securities held by the ETF (considering the consistency and reliability of dividends from the common stocks and premium income from the call options). All other factors being equal, the Sponsor will select ETFs with lower expense ratios, while attempting to limit the overlap of the securities held by the ETFs. The Trust’s portfolio will include both actively managed ETFs and ETFs that track an index. The ETFs included in the Trust’s portfolio were selected based on the criteria described above.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to U.S. Treasury obligations and large capitalization companies through the Trust’s investments in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.